FINANCIAL INSTRUMENTS (Details 2) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Statement [Line Items]
Amounts Receivable	$ 6,484	$ 3,350
Due from related parties	166	18
Long-term Investments	1,690	1,247
Derivative liability	0	475
Level 1 of fair value hierarchy [member]
Statement [Line Items]
Cash	37,279	27,317
Amounts Receivable	1,286	0
Due from related parties	166	18
Long-term Investments	1,617	1,190
Derivative asset	0	0
Total Financial Assets	40,348	28,525
Derivative liability	0	0
Total financial liabilities	0	0
Level 2 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	5,198	3,350
Due from related parties	0	0
Long-term Investments	0	0
Derivative asset	0	0
Total Financial Assets	5,198	3,350
Derivative liability	0	0
Total financial liabilities	0	0
Level 3 of fair value hierarchy [member]
Statement [Line Items]
Cash	0	0
Amounts Receivable	0	0
Due from related parties	0	0
Long-term Investments	73	57
Derivative asset	1,439	0
Total Financial Assets	1,512	57
Derivative liability	0	(475)
Total financial liabilities	$ 0	$ (475)